Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2019	2020

	(in millions of RMB)
Buildings and property improvements	61,940	70,441
Computer equipment and software	53,187	67,382
Construction in progress	6,959	10,828
Furniture, office and transportation equipment	3,889	6,730
	125,975	155,381
Less: accumulated depreciation	(33,945)	(51,994)
Net book value	92,030	103,387